Marketable debt securities - Promissory notes (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Financial liabilities	$ 27,350
Total financial liabilities	1,191,900	$ 1,224,066
Marketable debt securities
Financial liabilities
Total financial liabilities	$ 96,296	90,003
Rate (as a percent)	7.25%
Promissory notes
Financial liabilities
Financial liabilities	$ 23,408	16,098
Accrued interest	169	3
Total financial liabilities	23,577	16,101
Promissory notes August 22, 2018
Financial liabilities
Financial liabilities	$ 1,115
Rate (as a percent)	7.53%
Promissory notes August 10, 2018
Financial liabilities
Financial liabilities	$ 499
Rate (as a percent)	7.56%
Promissory notes August 6, 2018
Financial liabilities
Financial liabilities	$ 1,022
Rate (as a percent)	7.57%
Promissory notes August 3, 2018
Financial liabilities
Financial liabilities	$ 511
Rate (as a percent)	7.58%
Promissory notes June 4, 2018
Financial liabilities
Financial liabilities	$ 96
Rate (as a percent)	7.38%
Promissory notes June 4, 2018 - one
Financial liabilities
Financial liabilities	$ 868
Rate (as a percent)	7.38%
Promissory notes February 28, 2018
Financial liabilities
Financial liabilities	$ 2,677
Rate (as a percent)	7.38%
Promissory notes January 23, 2018
Financial liabilities
Financial liabilities	$ 1
Rate (as a percent)	7.25%
Promissory notes January 23, 2018 - One
Financial liabilities
Financial liabilities	$ 58
Rate (as a percent)	7.25%
Promissory notes January 2, 2018
Financial liabilities
Financial liabilities	$ 60
Rate (as a percent)	7.20%
Promissory notes January 2, 2018 - One
Financial liabilities
Financial liabilities	$ 10,001
Rate (as a percent)	7.25%
Promissory notes January 2, 2018 - Two
Financial liabilities
Financial liabilities	$ 6,500
Promissory notes January 2, 2017 - One
Financial liabilities
Financial liabilities		$ 68
Rate (as a percent)		5.70%
Promissory notes January 18, 2017
Financial liabilities
Financial liabilities		$ 55
Rate (as a percent)		5.75%
Promissory notes January 2, 2017 - Two
Financial liabilities
Financial liabilities		$ 13,721
Rate (as a percent)		5.75%
Promissory notes January 2, 2017 - Three
Financial liabilities
Financial liabilities		$ 2,254
Rate (as a percent)		5.75%